Annual Fund Operating Expenses - Amplify Top 10(TM) Semiconductors ETF - Amplify Top 10(TM) Semiconductors ETF	Oct. 02, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.49%

[1]	Estimate based on the expenses the Fund expects to incur for the current fiscal year.